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                                    FORM 13F

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                                                           OMB APPROVAL
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                                                    OMB Numbers       3215-0006
                                                    Expires:   October 31, 2000
                                                    Estimated average
                                                      burden hours per
                                                      responses: ......... 24.7
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                              Form 13F COVER PAGE


          Report for the Calendar Year or Quarter Ended:  06/30/01
                                                         --------------------

          Check here if Amendment [ ]; Amendment Number: ---------------

                       This Amendment (Check only one.):

                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wyser-Pratte Management Co., Inc.
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Address:   63 Wall Street
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           New York, NY 10005
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Form 13F File Number: 28-4502
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                      The Institutional Investment manager filing this report
                 and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:   Kurt Schact
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Title:  Chief Administrative Officer
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Phone:  (212) 495-5350
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Signature, Place, and Date of Signing:

/s/ Kurt Schact
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[Signature]

New York, NY
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[City, State]

July 23, 2001
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[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]


Form 13F File Number 28-
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Name
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[Repeat as necessary]



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                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:
        None
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Form 13F Information Table Entry Total:
        17
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Form 13F Information Table Value Total:
     $151,060       (thousands)
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
C R Bard Inc                   com              067383109    16926   297200 SH       SOLE                   297200
*CitiGroup Inc                 com              172967101     1093    20681 SH       SOLE                    20681
*DTE Energy Co                 com              233331107      269     5792 SH       SOLE                     5792
Delta & Pine Land Co           com              247357106    26009  1323600 SH       SOLE                  1323600
*Dow Chemical Co               com              260543103     1103    33186 SH       SOLE                    33186
*El Paso Energy                com              283361109     1273    24231 SH       SOLE                    24231
*GENZYME CORP                  com              372917104      242     3964 SH       SOLE                     3964
Galileo International Inc      com              363547100     5994   182900 SH       SOLE                   182900
Honeywell Int'l Inc            com              438516106    13506   386000 SH       SOLE                   386000
IBP Inc.                       com              449223106    25333  1003300 SH       SOLE                  1003300
*Johnson & Johnson             com              478160104      309     6174 SH       S0LE                     6174
Quaker Oats Co                 com              747402105     6360    69700 SH       SOLE                    69700
Tosco Corp                     com              891490302    17620   400000 SH       SOLE                   400000
Willamette Industries Inc      com              969133107    30670   619600 SH       SOLE                   619600
*Deutsche Tel ADR              adr              251566105      656    29200 SH       SOLE                    29200
*Shire Pharm ADR               adr              82481r106     1212    21846 SH       SOLE                    21846
Terra Networks SA Sp ADR       adr              88100w103     2535   333150 SH       SOLE                   333150

*Note: Investment Advisor had identical SHORT positions in these securities as of 06/30/2001.